UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-23122

American Funds Emerging Markets Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Steven I. Koszalka

American Funds Emerging Markets Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Emerging Markets Bond Fund®
Investment portfolio
March 31, 2018
unaudited
Bonds, notes & other debt instruments 72.49% Bonds & notes of governments & government agencies outside the U.S. 69.04%	Principal amount (000)	Value (000)
Argentine Republic 4.00% 2020[1]	ARS34,000	$1,782
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 27.935% 2020[2]	12,000	634
Argentine Republic 2.50% 2021[1]	43,209	2,083
Argentine Republic 6.875% 2021	$2,800	2,973
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 24.225% 2022[2]	ARS56,476	2,880
Argentine Republic 7.50% 2026	$3,250	3,479
Argentine Republic 5.875% 2028	2,000	1,885
Argentine Republic 0% 2035	600	51
Argentine Republic 6.875% 2048	380	347
Armenia (Republic of) 7.15% 2025[3]	400	443
Bahrain (Kingdom of) 6.125% 2022	3,400	3,455
Bahrain (Kingdom of) 6.125% 2023	4,800	4,843
Bahrain (Kingdom of) 6.75% 2029[3]	2,000	1,873
Bank of Thailand 1.49% 2019	THB264,260	8,459
Bank of Thailand 1.50% 2019	15,230	488
Belarus (Republic of) 6.875% 2023[3]	$415	441
Brazil (Federative Republic of) 0% 2020	BRL16,430	4,232
Brazil (Federative Republic of) 0% 2021	24,350	5,707
Brazil (Federative Republic of) 10.00% 2021	12,000	3,820
Brazil (Federative Republic of) 10.00% 2023	21,440	6,788
Brazil (Federative Republic of) 10.00% 2025	32,375	10,185
Brazil (Federative Republic of) 6.00% 2045[1]	3,111	1,037
Brazil (Federative Republic of) 6.00% 2055[1]	18,044	6,112
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 29.00% 2028[2]	ARS60,344	3,052
Chile (Banco Central de) 4.50% 2026	CLP645,000	1,074
Colombia (Republic of) 3.875% 2027	$800	791
Colombia (Republic of), Series UVL, 3.50% 2021[1]	COP1,682,323	666
Colombia (Republic of), Series B, 7.00% 2022	4,989,400	1,883
Colombia (Republic of), Series B, 7.50% 2026	11,462,800	4,421
Colombia (Republic of), Series B, 6.00% 2028	530,800	184
Cote d’Ivoire (Republic of) 5.375% 2024[3]	$900	883
Cote d’Ivoire (Republic of) 5.25% 2030[4]	€4,050	5,001
Cote d’Ivoire (Republic of) 5.75% 2032[4]	$284	273
Cote d’Ivoire (Republic of) 6.125% 2033[3,4]	1,000	953
Dominican Republic 7.50% 2021[4]	550	586
Dominican Republic 8.90% 2023	DOP102,600	2,136
Dominican Republic 10.50% 2023	79,300	1,724
Dominican Republic 11.50% 2024	10,000	223
Dominican Republic 5.50% 2025	$3,480	3,589
Dominican Republic 6.875% 2026[3]	1,200	1,334
Dominican Republic 6.875% 2026	1,200	1,334
Dominican Republic 10.375% 2026	DOP9,600	202
Dominican Republic 5.95% 2027[3]	$3,600	3,771
Dominican Republic 11.25% 2027	DOP13,200	283
Dominican Republic 6.85% 2045[3]	$600	649
Egypt (Arab Republic of) 6.125% 2022	2,000	2,073
Egypt (Arab Republic of) 5.577% 2023[3]	2,100	2,134
American Funds Emerging Markets Bond Fund — Page 1 of 9

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 14.80% 2023	EGP42,400	$2,404
Egypt (Arab Republic of) 17.20% 2023	35,600	2,214
Egypt (Arab Republic of) 5.875% 2025	$2,500	2,518
Egypt (Arab Republic of) 7.50% 2027[3]	1,500	1,627
Egypt (Arab Republic of) 6.588% 2028[3]	2,100	2,136
Egypt (Arab Republic of) 8.50% 2047[3]	200	223
Ethiopia (Federal Democratic Republic of) 6.625% 2024	2,900	2,991
European Bank for Reconstruction & Development 7.375% 2019	IDR7,190,000	532
Ghana (Republic of) 21.00% 2019	GHS400	94
Ghana (Republic of) 24.00% 2019	105	26
Ghana (Republic of) 24.75% 2019	500	120
Ghana (Republic of) 21.00% 2020	2,590	633
Ghana (Republic of) 24.75% 2021	10,495	2,911
Ghana (Republic of) 7.875% 2023	$200	219
Ghana (Republic of) 19.75% 2024	GHS1,100	290
Ghana (Republic of) 8.125% 2026[3,4]	$500	538
Ghana (Republic of) 19.00% 2026	GHS2,130	566
Guatemala (Republic of) 4.50% 2026	$400	397
Guatemala (Republic of) 4.375% 2027	3,400	3,315
Guatemala (Republic of) 4.875% 2028	2,300	2,304
Honduras (Republic of) 8.75% 2020	400	443
Honduras (Republic of) 6.25% 2027	3,949	4,194
Honduras (Republic of) 6.25% 2027[3]	2,975	3,159
Hungary 5.375% 2024	290	316
India (Republic of) 7.80% 2021	INR119,300	1,865
India (Republic of) 7.68% 2023	70,000	1,087
India (Republic of) 8.60% 2028	240,300	3,908
India (Republic of) 7.59% 2029	182,000	2,777
India (Republic of) 7.61% 2030	264,350	4,019
India (Republic of) 7.73% 2034	81,000	1,244
Indonesia (Republic of) 3.375% 2023	$1,300	1,276
Indonesia (Republic of) 5.875% 2024	800	882
Indonesia (Republic of) 4.75% 2026	400	419
Indonesia (Republic of) 3.75% 2028	€1,500	2,092
Indonesia (Republic of), Series 61, 7.00% 2022	IDR10,000,000	755
Indonesia (Republic of), Series 70, 8.375% 2024	75,991,000	6,030
Indonesia (Republic of), Series 56, 8.375% 2026	7,050,000	566
Indonesia (Republic of), Series 59, 7.00% 2027	91,789,000	6,797
Indonesia (Republic of), Series 64, 6.125% 2028	85,000,000	5,955
Indonesia (Republic of), Series 72, 8.25% 2036	17,425,000	1,367
Iraq (Republic of) 6.752% 2023[3]	$4,755	4,837
Iraq (Republic of) 5.80% 2028[4]	250	239
Jordan (Hashemite Kingdom of) 6.125% 2026	200	202
Jordan (Hashemite Kingdom of) 5.75% 2027[3]	3,400	3,316
Kazakhstan (Republic of) 3.875% 2024	500	508
Kazakhstan (Republic of) 5.125% 2025	300	326
Kazakhstan (Republic of) 6.50% 2045	1,900	2,299
Kenya (Republic of) 5.875% 2019	800	822
Kenya (Republic of) 6.875% 2024	3,525	3,690
Kenya (Republic of) 12.50% 2024[4]	KES166,000	1,745
Kenya (Republic of) 12.50% 2025[4]	175,500	1,803
Kenya (Republic of) 11.00% 2026[4]	46,000	450
Kenya (Republic of) 11.00% 2027[4]	14,000	133
Kenya (Republic of) 7.25% 2028[3]	$1,725	1,807
Kenya (Republic of) 12.50% 2033[4]	KES20,500	211
American Funds Emerging Markets Bond Fund — Page 2 of 9

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Kenya (Republic of) 8.25% 2048[3]	$660	$708
Kuwait (State of) 2.75% 2022[3]	900	883
Maharashtra (State of) 8.12% 2025	INR20,210	313
Maharashtra (State of) 7.25% 2026	100,000	1,470
Maharashtra (State of) 8.51% 2026	14,000	221
Malaysia (Federation of), Series 0612, 3.492% 2020	MYR2,900	751
Malaysia (Federation of), Series 0314, 4.048% 2021	4,000	1,051
Malaysia (Federation of), Series 0215, 3.795% 2022	19,800	5,137
Malaysia (Federation of), Series 0217, 4.059% 2024	17,800	4,648
Malaysia (Federation of), Series 0114, 4.181% 2024	2,000	525
Malaysia (Federation of), Series 0316, 3.90% 2026	26,950	6,915
Malaysia (Federation of), Series 0311, 4.392% 2026	4,100	1,085
Malaysia (Federation of), Series 0212, 3.892% 2027	3,000	764
Malaysia (Federation of), Series 0310, 4.498% 2030	285	75
Malaysia (Federation of), Series 0415, 4.254% 2035	20,200	5,021
Malaysia (Federation of), Series 0615, 4.786% 2035	2,425	629
Morocco (Kingdom of) 4.25% 2022	$2,250	2,301
National Highways Authority of India 7.17% 2021	INR30,000	455
Nigeria (Republic of) 6.75% 2021	$2,700	2,849
Nigeria (Republic of) 6.75% 2021[3]	1,000	1,055
Nigeria (Republic of) 16.39% 2022	NGN250,000	756
Nigeria (Republic of) 14.2% 2024	485,000	1,387
Nigeria (Republic of) 6.50% 2027[3]	$235	239
Nigeria (Republic of) 16.288% 2027	NGN1,077,300	3,388
Nigeria (Republic of) 12.40% 2036	260,000	678
Nigeria (Republic of) 7.625% 2047[3]	$205	213
Pakistan (Islamic Republic of) 5.50% 2021[3]	900	886
Pakistan (Islamic Republic of) 5.625% 2022[3]	1,200	1,160
Pakistan (Islamic Republic of) 8.25% 2024	400	418
Pakistan (Islamic Republic of) 8.25% 2025	1,350	1,409
Pakistan (Islamic Republic of) 6.875% 2027[3]	1,400	1,328
Panama (Republic of) 4.50% 2047[4]	6,500	6,614
Paraguay (Republic of) 5.00% 2026[3]	2,400	2,508
Paraguay (Republic of) 5.00% 2026	1,500	1,567
Paraguay (Republic of) 4.70% 2027[3]	1,000	1,015
Paraguay (Republic of) 5.60% 2048[3]	3,130	3,193
Peru (Republic of) 5.70% 2024	PEN6,000	2,026
Peru (Republic of) 4.125% 2027	$2,965	3,107
Peru (Republic of) 6.35% 2028	PEN8,100	2,821
Peru (Republic of) 6.15% 2032	605	207
Poland (Republic of) 4.00% 2024	$2,800	2,913
Poland (Republic of) 3.25% 2026	1,900	1,887
Poland (Republic of), Series 0420, 1.50% 2020	PLN31,500	9,213
Poland (Republic of), Series 0922, 5.75% 2022	12,500	4,199
Poland (Republic of), Series 0726, 2.50% 2026	3,800	1,070
Portuguese Republic 5.125% 2024	$1,000	1,066
Romania 4.00% 2021	RON6,100	1,633
Romania 5.95% 2021	11,000	3,130
Romania 4.75% 2025	6,000	1,635
Romania 3.375% 2038	€1,825	2,251
Russian Federation 7.50% 2021	RUB87,300	1,575
Russian Federation 7.00% 2023	510,700	9,144
Russian Federation 8.15% 2027	425,000	8,054
Russian Federation 4.375% 2029[3]	$6,600	6,523
Russian Federation 8.50% 2031	RUB407,550	7,997
American Funds Emerging Markets Bond Fund — Page 3 of 9

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Russian Federation 5.25% 2047	$3,000	$3,002
Saudi Arabia (Kingdom of) 3.25% 2026[3]	1,400	1,313
Saudi Arabia (Kingdom of) 3.625% 2028[3]	1,200	1,142
Senegal (Republic of) 6.25% 2024	1,500	1,566
Senegal (Republic of) 4.75% 2028[4]	€2,700	3,330
South Africa (Republic of) 4.665% 2024	$1,500	1,509
South Africa (Republic of) 2.00% 2025[1]	ZAR7,151	602
South Africa (Republic of) 8.25% 2032	30,000	2,492
South Africa (Republic of) 8.50% 2037	49,000	4,033
South Africa (Republic of), Series R-186, 10.50% 2026	128,600	12,568
South Africa (Republic of), Series R-214, 6.50% 2041	114,695	7,489
South Africa (Republic of), Series R-2048, 8.75% 2048	93,500	7,808
South Korea (Republic of), Series 2712, 2.375% 2027	KRW2,100,000	1,928
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	$400	408
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	500	519
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	1,200	1,199
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	900	934
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026[3]	1,350	1,391
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,000	1,031
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[3]	2,800	2,761
Thailand (Kingdom of) 2.55% 2020	THB52,500	1,720
Thailand (Kingdom of) 1.20% 2021[1]	56,225	1,799
Thailand (Kingdom of) 1.875% 2022	84,500	2,722
Thailand (Kingdom of) 3.85% 2025	36,600	1,299
Thailand (Kingdom of) 2.125% 2026	43,900	1,373
Turkey (Republic of) 10.50% 2020	TRY7,400	1,787
Turkey (Republic of) 9.20% 2021	6,600	1,479
Turkey (Republic of) 8.50% 2022	3,900	840
Turkey (Republic of) 9.50% 2022	5,925	1,334
Turkey (Republic of) 11.00% 2022	975	230
Turkey (Republic of) 2.00% 2024[1]	13,079	2,843
Turkey (Republic of) 5.75% 2024	$3,100	3,183
Turkey (Republic of) 9.00% 2024	TRY11,525	2,492
Turkey (Republic of) 7.375% 2025	$800	888
Turkey (Republic of) 8.00% 2025	TRY6,200	1,256
Turkey (Republic of) 2.70% 2026[1]	6,772	1,697
Turkey (Republic of) 4.25% 2026	$1,950	1,779
Turkey (Republic of) 4.875% 2026	4,900	4,628
United Mexican States 4.50% 2025[1]	MXN18,074	1,056
United Mexican States 4.15% 2027	$1,730	1,751
United Mexican States 4.00% 2046[1]	MXN34,340	1,931
United Mexican States 4.60% 2046	$550	524
United Mexican States, Series M, 6.50% 2021	MXN117,200	6,320
United Mexican States, Series M, 6.50% 2022	107,900	5,787
United Mexican States, Series M20, 10.00% 2024	87,000	5,495
United Mexican States, Series M, 5.75% 2026	142,100	7,105
United Mexican States, Series M, 7.50% 2027	87,000	4,848
United Mexican States 5.75% 2110	$450	459
Uruguay (Oriental Republic of) 9.875% 2022	UYU51,603	1,854
Uruguay (Oriental Republic of) 9.875% 2022	10,000	359
Uruguay (Oriental Republic of) 4.375% 2028[1,4]	33,304	1,274
Uruguay (Oriental Republic of) 8.50% 2028	28,694	933
Uruguay (Oriental Republic of) 8.50% 2028	20,000	651
Zambia (Republic of) 11.00% 2021	ZMW19,170	1,704
Zambia (Republic of) 11.00% 2021	305	27
American Funds Emerging Markets Bond Fund — Page 4 of 9

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Zambia (Republic of) 11.00% 2022	ZMW3,700	$316
Zambia (Republic of) 8.50% 2024	$450	471
Zambia (Republic of) 13.00% 2026	ZMW3,500	287
Zambia (Republic of) 8.97% 2027[4]	$300	317
		478,722
Corporate bonds & notes 3.18% Energy 2.18%
KazMunayGas National Co JSC 4.75% 2027	2,300	2,304
Petrobras Global Finance Co. 6.125% 2022	715	766
Petrobras Global Finance Co. 4.375% 2023	1,675	1,648
Petrobras Global Finance Co. 6.25% 2024	25	27
Petrobras Global Finance Co. 5.299% 2025[3]	850	840
Petrobras Global Finance Co. 8.75% 2026	3,650	4,294
Petrobras Global Finance Co. 5.625% 2043	325	285
Petrobras Global Finance Co. 6.85% 2115	205	195
Petróleos Mexicanos 5.375% 2022	475	494
Petróleos Mexicanos 7.19% 2024	MXN13,770	685
Petróleos Mexicanos 7.47% 2026	42,900	2,090
Petróleos Mexicanos 6.875% 2026	$950	1,042
Petróleos Mexicanos 6.35% 2048[3]	208	202
YPF SA 8.50% 2025	200	221
		15,093
Utilities 0.84%
Cemig Geracao e Transmissao SA 9.25% 2024[3]	420	453
Colbun SA 3.95% 2027[3]	670	648
Enersis Américas SA 4.00% 2026	615	602
State Grid Overseas Investment Ltd. 3.50% 2027[3]	4,230	4,081
		5,784
Materials 0.16%
Vale SA 6.25% 2026	800	898
Vale SA 6.875% 2036	95	112
Vale SA 6.875% 2039	100	119
		1,129
Total corporate bonds & notes		22,006
U.S. Treasury bonds & notes 0.27% U.S. Treasury 0.27%
U.S. Treasury 0.625% 2018[5]	900	898
U.S. Treasury 2.00% 2020[5]	1,000	995
Total U.S. Treasury bonds & notes		1,893
Total bonds, notes & other debt instruments (cost: $496,725,000)		502,621
Short-term securities 4.05%
Argentina (Central Bank of) 2.14%–2.73% due 5/11/2018–8/10/2018	810	806
Argentina (Central Bank of) (0.49)% due 9/14/2018	ARS39,604	2,007
Egyptian Treasury Bills 15.47%–16.69% due 4/10/2018–7/24/2018	EGP136,500	7,589
Nigerian Treasury Bills 13.62%–17.91% due 5/3/2018–10/18/2018	NGN3,261,225	8,643
American Funds Emerging Markets Bond Fund — Page 5 of 9

unaudited
Short-term securities	Principal amount (000)	Value (000)
Sumitomo Mitsui Banking Corp. 1.82% due 4/18/2018[3]	$7,850	$7,842
Thailand Treasury Bills 1.31% due 12/6/2018	THB38,810	1,231
Total short-term securities (cost: $27,960,000)		28,118
Total investment securities 76.54% (cost: $524,685,000)		530,739
Other assets less liabilities 23.46%		162,630
Net assets 100.00%		$693,369
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2018 (000)
Purchases (000)	Sales (000)
USD5,090	PLN17,400	Goldman Sachs	4/5/2018	$7
USD1,850	BRL5,975	Bank of America, N.A.	4/9/2018	42
USD1,820	BRL5,950	JPMorgan Chase	4/9/2018	19
USD4,141	ZAR49,000	JPMorgan Chase	4/9/2018	8
MXN15,536	USD819	JPMorgan Chase	4/11/2018	34
USD1,300	INR84,900	Citibank	4/16/2018	1
MXN10,212	USD548	Bank of America, N.A.	4/18/2018	13
USD2,058	INR135,040	JPMorgan Chase	4/23/2018	(6)
USD322	INR21,000	Citibank	4/27/2018	1
USD1,941	TRY7,550	Bank of America, N.A.	5/9/2018	50
USD1,802	ZAR21,700	UBS AG	5/9/2018	(21)
USD1,185	ZAR14,300	Goldman Sachs	6/22/2018	(9)
USD1,134	EUR895	Citibank	3/6/2019	2
USD1,439	EUR1,125	Goldman Sachs	3/8/2019	15
USD3,301	EUR2,600	JPMorgan Chase	3/15/2019	8
USD1,841	EUR1,450	JPMorgan Chase	3/15/2019	5
USD2,171	EUR1,695	JPMorgan Chase	3/29/2019	22
				$191
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation at 3/31/2018 (000)
8.74%	DI-OVER-EXTRA Grupo	1/4/2021	BRL4,100	$30	$—	$30
9.82%	DI-OVER-EXTRA Grupo	1/4/2027	4,100	18	—	18
8.14%	28-day MXN-TIIE	2/3/2028	MXN25,000	47	—	47
3-month USD-LIBOR	2.4775%	5/25/2047	$1,500	108	—	108
					$—	$203
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront receipts (000)	Unrealized appreciation at 3/31/2018 (000)
1.00%/Quarterly	CDX.NA.EM.29	6/20/2023	$4,000	$(70)	$(81)	$11

American Funds Emerging Markets Bond Fund — Page 6 of 9

unaudited
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Coupon rate may change periodically.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $70,508,000, which represented 10.17% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $902,000, which represented .13% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $16,854,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $4,545,000 and $3,273,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security;
American Funds Emerging Markets Bond Fund — Page 7 of 9

unaudited
contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2018, all of the fund’s investments were classified as Level 2.
Key to abbreviations and symbols
ARS = Argentine pesos	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CLP = Chilean pesos	NGN = Nigerian naira
COP = Colombian pesos	PEN = Peruvian nuevos soles
DI-OVER-EXTRA Grupo = Overnight Brazilian Interbank Deposit Rate	PLN = Polish zloty
DOP = Dominican pesos	RON = Romanian leu
EGP = Egyptian pounds	RUB = Russian rubles
EUR/€ = Euros	THB = Thai baht
GHS = Ghanaian cedi	TIIE = Equilibrium Interbank Interest Rate
IDR = Indonesian rupiah	TRY = Turkish lira
INR = Indian rupees	USD/$ = U.S. dollars
KES = Kenyan shillings	UYU = Uruguayan pesos
KRW = South Korean won	ZAR = South African rand
LIBOR = London Interbank Offered Rate	ZMW = Zambian kwacha
American Funds Emerging Markets Bond Fund — Page 8 of 9

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-114-0518O-S60595	American Funds Emerging Markets Bond Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS EMERGING MARKETS BOND FUND

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: May 24, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 24, 2018